Note 03 - Income Taxes, Tax reconciliation (Detail) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Income before income tax and minority interest:
Brazil	$ 8,741	$ 6,425
International	(47)	(499)
Total	8,694	5,926
Tax Expense at statutory rate - (34%)	(2,956)	(2,015)
Adjustments to derive effective tax rate:
Non-deductible post-retirement and health-benefits	(57)	(50)
Tax benefit on interest on shareholders' equity	545	334
Foreign income subject to different tax rates	398	124
Tax incentive	17	39
Other	4	8
Total income tax expense	$ (2,049)	$ (1,560)